FORM N-SAR
FOR REGISTERED INVESTMENT COMPANIES
FOR FISCAL YEAR ENDING  12-31-10

GENERAL INFORMATION

1.   A.   REGISTRANT NAME: Trust Southwest

     B.   File Number: 811-3332

     C.   Telephone Number: 713-236-3287

     D.   Address: 4000 NC NB Center P.O. Box 3226
                   Houston, Texas 77002

2. SUMMARY OF THIS FILING:

1X     12_   23_   34_   45_   56_   67_   78_   89_   100   111X   122X
2X     13_   24_   35_   46_   57_   68_   79_   90_   101   112X   123X
3X     14_   25_   36_   47_   58_   69_   80_   91_   102   113X   124X
4X     15_   26_   37_   48_   59_   70_   81_   92_   103   114X   125X
5X     16_   27_   38_   49_   60_   71_   82_   93_   104   115X   126X
6X     17_   28_   39_   50_   61_   72_   83_   94_   105   116X   127
7X     18_   29_   40_   51_   62_   73_   84_   95_   106   117X   128
8__    19_   30_   41_   52_   63_   74_   85_   96_   107   118X   129
9__    20_   31_   42_   53_   64_   75_   86_   97_   108   119X   130
10_    21_   32_   43_   54_   65_   76_   87_   98_   109   120X   131X
11_    22_   33_   44_   55_   66_   77_   88_   99_   110   121X   132X

3.   Is this the first filing on this form by Registrant?                     N
                                                                             Y/N

4.   Is this the last filing on this form by Registrant?                      N
                                                                             Y/N

5.   Is Registrant a small business investment company?                       N
                                                                             Y/N

6.   Is Registrant a unit investment trust?                                   Y
                                                                             Y/N

7.   Is Registrant a series or multiple portfolio company?                    N
                                                                             Y/N

111. A.   Depositor name: Trust Southwest

     B.   SEC File Number (If any):

     C.   Location: Houston, Texas  77002

112. A.   Sponsor name: Rotan Mosle Incorporated

     B.   SEC File Number (If any):

     C.   Location: Houston, Texas  77002

113. A.   Trustee name: 1) JP Morgan Chase Bank

     B.   Location:     1) Dallas, Texas 75254

114. A.   Principal underwriter name: Rotan Mosle Incorporated

     B.   File Number: 8-

     C.   Location: Houston, Texas 77002

115. A.   Independent public accountant name: NONE

     B.   Location: NONE

116. Family of investment companies information:

     A.   Is Registrant part of a family of investment companies?             N
                                                                             Y/N

117. A. Is Registrant a separate account of an insurance company?             N
                                                                             Y/N

118. State the number of series existing at the end of the period that had
     securities registered under the Securities Act of 1933                   0

119. State the number of new series for which registration statements
     under the Securities Act of 1933 became effective during the period      0

120. State the total value of the portfolio securities on the date of
     deposit for the new series included in item 119 ($000's omitted)         $0

121. State the number of series for which a current prospectus was in
     existence at the end of the period                                       0

122. State the number of existing series for which additional units were
     registered under the Securities Act of 1933 during the current period    0

123. State the total value of the additional units considered in answering
     item 122 ($000's omitted)                                                $0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
     in the subsequent series) ($000's omitted)                               $0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
     of units of all series of Registrant ($000's omitted)                    $0

 126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales   loads, if any, collected on
     units of a prior series  placed in the portfolio of a subsequent
     series.) ($000's omitted)                                                $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                               Number     Total           Total
                                of        Assets         Income
                               Series    ($000's      Distributions
                             Investing   Omitted)   ($000's omitted)
                             ---------   --------   ----------------
A U.S. Treasury direct
... issue                                   $____         $____
B U.S. Government agency                   $____         $____
C State and  municipal
... tax-free                                $____         $____
D Public utility debt                      $____         $____
E Brokers or dealers debt
... or debt of brokers' or
  dealers' parent                          $____         $____
F All other corporate
... intermed. & long term
  debt                                     $____         $____
G All other corporate
... short-term debt                         $____         $____
H Equity securities of
... brokers or dealers or
  parents of brokers or
  dealers                                  $____         $____
I Investment company
... equity securities                       $____         $____
J All other equity
... securities                              $____         $____
K Other securities                         $____         $____
L Total assets of all
  series of registrant                     $____         $____

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of
     the current period insured or guaranteed by an entity other than the     N
     issuer?                                                                 Y/N

129. Is the issuer of any instrument covered in item 128 delinquent or in
     default as to payment of principal or interest at the end of the         N
     current period?                                                         Y/N

 130. In computations of NAV or offering price per unit, is any part of
     the value attributed to instruments identified in item 129 derived       N
     from insurance or guarantees?                                           Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)

                                                                              $0

132. List the 811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-3332

For period ending (a) 12-31-10
File Number (c)       811-3332

This report is signed on behalf of the registrant in the City of New York and State of New York on the 28th day of February 2011.


                                    Trust Southwest
                                    (Registrant)


Witness: /s/ David Stack             By: /s/ Mary Ellen Cochrane
        ---------------------           -----------------------------
        David Stack                     Mary Ellen Cochrane
        Director                        Director
        WMUS Listed Trading             Manager - UIT Trading Desk

















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